Consolidated Balance Sheets (USD $)	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1,305,000	$ 2,111,000	$ 3,000
Accounts receivable	1,000	2,000
Inventory	160,000	138,000
Prepaid expenses and other current assets	239,000	269,000	36,000
Total current assets	1,705,000	2,520,000	39,000
Property and equipment, net	234,000	235,000	32,000
Intangible assets	149,000	150,000	150,000
Other assets	50,000	50,000	150,000
Restricted cash	35,000	35,000
Total assets	2,173,000	2,990,000	371,000
Current liabilities:
Accounts payable	1,152,000	486,000	229,000
Accrued liabilities	4,000	426,000	198,000
Payroll liabilities	128,000	199,000	64,000
Deferred rent	49,000	51,000	65,000
Deferred revenue	6,000	6,000
Related party payables	218,000	199,000	125,000
Convertible notes, short-term			90,000
Total current liabilities	1,557,000	1,367,000	771,000
Convertible notes payable			938,000
Other long-term liabilities			32,000
Total liabilities	1,557,000	1,367,000	1,741,000
Commitments and contingencies (Note 12)
Stockholders' deficit:
Common stock, $0.001 par value; 90,000,000 shares authorized; 11,415,416, 11,375,311 and 7,025,000 shares issued and outstanding at January 31, 2015, December 31, 2014 and 2013, respectively	11,000	11,000	7,000
Additional paid in capital	4,416,000	4,372,000	306,000
Accumulated deficit	(10,634,000)	(9,490,000)	(1,683,000)
Total stockholders' deficit	(6,207,000)	(5,107,000)	(1,370,000)
Total liabilities, convertible redeemable preferred stock and stockholder's deficit	2,173,000	2,990,000	371,000
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A convertible redeemable preferred stock, $0.001 par value; 10,000,000 shares authorized; 4,207,987, 4,207,987 and no shares issued and outstanding at January 31, 2015, December 31, 2014, and 2013, respectively (liquidation preference of $8.0 million as of January 31, 2015)	$ 6,823,000	$ 6,730,000